Earnings (Loss) per Unit - Narrative (Detail) - Equity grants - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Class B units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares not included in the calculation of basic or diluted EPS	26,671,594	22,326,253
Class C Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares not included in the calculation of basic or diluted EPS	1,000	0